Notes Payable (Tables)	9 Months Ended	12 Months Ended
	Jul. 31, 2022	Oct. 31, 2021
Debt Disclosure [Abstract]
Schedule of note payable
	July 31, 2022	October 31, 2021
	(Unaudited)
Principal amount	$306,900	$306,900
Less: current portion	(17,198)	(15,361)
Notes payable – long-term portion	$289,702	$291,539

	October 31, 2021	December 31, 2020
Principal amount	306,900	171,612
Less: current portion	(15,361)	(20,068)
Notes payable - long term portion	$291,539	$151,544

Schedule of minimum principal payments under notes payable
Year ended October 31, 2022 (remaining)	$15,620
Year ended October 31, 2023	6,369
Year ended October 31, 2024	6,608
Year ended October 31, 2025	6,859
Thereafter	271,444
Total principal payments	$306,900

Year ended October 31, 2022	$15,620
Year ended October 31, 2023	6,369
Year ended October 31, 2024	6,608
Year ended October 31, 2025	6,859
Thereafter	271,444
Total principal payments	$306,900